As Filed with the Securities and Exchange Commission on September 15, 2023

Registration File No. 333-267465
811-07337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 3  ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 112 ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRANDON CAGE, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on ________ pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒ on November 14, 2023 pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Prospectus
(Included in Registrant’s Form N-6, File No. 333-267465, Accession No. 0001104659-23-097601 filed on September 1, 2023, and incorporated by reference herein.)

SAI
((Included in Registrant’s Form N-6, File No. 333-267465, Accession No. 0001104659-23-049469 filed on April 25, 2023, and incorporated by reference herein.)

Supplement dated November 14, 2023, to the Prospectus dated

May 1, 2023 (as amended September 1, 2023), for the

Protective Investors Benefit Advisory VUL variable life policies issued by Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information in your variable universal life policy Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The purpose of this supplement is to make certain current fee changes that only apply to Policies with an application signed on or after November 20, 2023.

The Cost of Insurance and Administrative Charge sections in the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Cost of Insurance (for Policies with an application signed on or after November 20, 2023):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $81.67 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after November 20, 2023), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.
(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after November 20, 2023):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.09 – $3.66 per $1,000 of Initial Face Amount	$0.09 – $3.66 per $1,000 of Initial Face Amount
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day during first 10 Policy Years	$0.4432 per $1,000 of Initial Face Amount	$0.4432 per $1,000 of Initial Face Amount

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after November 20, 2023). The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

The CHARGES AND DEDUCTIONS section is amended as follows:

Effective November 20, 2023, the first paragraph of the Cost of Insurance Rates is deleted and replaced with the following:

Cost of Insurance Rates. The cost of insurance rate for a Policy is based on and varies with the Issue Age, sex and rate class of the Insured, Face Amount (for Policies with an application signed on or after November 20, 2023), and on the number of years that a Policy has been in force. Protective Life places Insureds in the following rate classes, based on underwriting: Juvenile (ages 0-17), Preferred (ages 18-80) or Nontobacco (ages 18-80), or Select Preferred (ages 18-75), or Tobacco (ages 18-80), and substandard rate classes, which involve a higher mortality risk than these classes. Protective Life guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 2017 Commissioners’ Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates, and composite for Juvenile (ages 0-17) (“2017 CSO Tables”). The guaranteed rates for substandard classes are based on multiples of, or additions to, the 2017 CSO Tables.

Effective November 20, 2023, the first paragraph of Monthly Administration Fees is deleted and replaced with the following:

Monthly Administrative Fees. We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs. The monthly administrative charge is $8 per month. We also deduct a monthly administrative charge for the Initial Face Amount which is equal to a fee per $1,000 of Initial Face Amount per month for the first 10 Policy Years. The actual fee varies depending on the Insured’s Issue Age, sex and rate classification, Face Amount (for Policies with an application signed on or after November 20, 2023) and is set forth in your Policy. Representative administrative charges per $1,000 of Initial Face Amount for an Insured male non-tobacco at each specified Issue Age, and a Face Amount of $100,000 are set forth below:

The following table is added to the Monthly Administrative Fees section:

For Policies with an application signed on or after November 20, 2023

Issue Age	Administrative Charge Per $1,000 of Face Amount
35	$0.3333
40	0.3866
45	0.4424
50	0.4434
55	0.5559
60	0.6918
65	0.8788
70	1.1618
75	1.5512

If you have any questions regarding this Supplement, please contact your financial professional or us toll free at 800-265-1545. Please keep this Supplement for future reference.

PART C

OTHER INFORMATION

Item 30. Exhibits

(a) Board of Directors Resolutions

(a) (1) Resolution of the Board of Directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(b) Custodial Agreements - Not Applicable.

(c) Underwriting Contracts

(c) (1) Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(c) (1) (i) Amendment No. 1 dated June 1, 1998 to the Underwriting Agreement (PLICO-IDI-PVLSA) is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

(c) (1) (ii) Second Amended Distribution Agreement dated October 24, 2013 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(c) (1) (iii) Revised Second Amended Distribution Agreement dated June 1, 2018 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

(c) (1) (iv) Amendment No. 1 to the Second Amended Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on July  27, 2020.

(c) (1) (v) Revised Schedule to Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on November 25, 2020.

(c) (2)  Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) Contracts

(d) (1) Protective Investors Benefit Advisory VUL Form of Contract is incorporated by reference to the Form N-6 Registration Statement (File No. 333-267465), as filed with the Commission on September 16, 2022.

(d) (2) Children’s Term Life Insurance Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (3) Protected Insurability Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (4) Accidental Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (5) Waiver of Specified Premium Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (6) Chronic Illness Accelerated Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (7) Pre-Determined Death Benefit Payout Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (8) Overloan Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (9) Terminal Illness Accelerated Death Benefit Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (10) Lapse Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (11) ExtendCare Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (11) (i) Revised ExtendCare Rider is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on August 8, 2020.

(d)(12) Policy Value Credit Endorsement is incorporated by reference to the Form N-6 Registration Statement (File No. 333-267465), as filed with the Commission on September 16, 2022.

(e) Applications

(e) (1) Form of Variable Universal Individual Life Insurance Application is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(f) Depositor's Certificate of Incorporation and By-Laws

(f) (1) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (1) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(f) (2) 2011 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (2) (i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(g) Reinsurance Contracts

(g) (1) Automatic and Facultative Yearly Renewable Term Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

(g) (2) Yearly Renewable Term Reinsurance Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on April 27, 2009.

(g) (3) List of Reinsurers is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-206951), filed with the Commission on April 25, 2019.

(h) Participation Agreements

(h) (1) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (1) (i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (1) (ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (1) (iii) Amendment dated October 11, 2021 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (1) (iv) Amendment dated October 11, 2021 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (1) (v) Amendment dated December 15, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (2) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(h) (2) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (3) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(h) (3) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (3) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (3) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (3) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (3) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (3) (vi) Amendment dated December 15, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (4) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

(h) (4) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (4) (ii) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (iii) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (iv) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (4) (v) Amendment dated November 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (5) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (5) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (5) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (5) (vi) Amendment dated October 26, 2022 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on December 15, 2022.

(h) (6) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (6) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (6) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (6) (v) Amendment dated August 9, 2022 to ParticipationAgreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (7) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (7) (iii) Amendment dated August 10, 2022 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (8) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (8) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

(h) (9) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (i) Rule 22c-2 Shareholder Information Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(h) (9) (ii) Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (iii) Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (9) (iv) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

(h) (9) (v) Amendment dated August 1, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (10) Participation Agreement dated July 1, 2017 (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-206951), as filed with the Commission on July 12, 2017.

(h) (10) (i) Amendment dated September 1, 2020 to Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 6, 2021.

(h) (10) (ii) Amendment dated September 15, 2022 to Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (11) Participation Agreement dated October 15, 2017 (DFA Investment Dimensions Group Inc.) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on November 27, 2017.

(h) (11) (i) Amendment dated August 20, 2020 to Participation Agreement (DFA Investment Dimensions Group) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on August 24, 2020.

(h) (12) Participation Agreement dated April 1, 2017 (Vanguard Variable Insurance Fund) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on April 27, 2017.

(h) (12) (i) Amendment dated November 1, 2019 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

(h) (12) (ii) Participation Agreement dated November 23, 2020 (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

(h) (12) (iii) Revised Schedule A dated April 30, 2021 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

(h) (12) (iv) Revised Schedule A dated October 13, 2022 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (13) Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (13) (i) Amendment dated May 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (13) (ii) Amendment dated April 1, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (13) (iii) Amendment dated September 16, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (14) Participation Agreement dated November 9, 2020 (Putnam Variable Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (14) (i) Rule 22(c)-2 Agreement dated November 9, 2020 (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on April 25, 2022.

(h) (14) (ii) Amendment dated September 21, 2022 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (15) Participation Agreement dated December 3, 2020 (Janus Aspen Series) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (15) (i) Amendment dated October 11, 2021 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (15) (ii) Amendment dated March 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (15) (iii) Amendment dated October 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(h) (16) Participation Agreement dated November 9, 2020 (Schwab Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), file with the Commission on April 16, 2021.

(h) (16) (i) Amendment dated December 15, 2022 to Participation Agreement (Schwab Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(i) Administrative Contracts - Not Applicable.

(j) Other Material Contracts - Not Applicable.

(k) Legal Opinion

(k) (1) Opinion and Consent of Bradley Strickling, Esq. is incorporated by reference to the Form N-6 Registration Statement (File No. 333-267465), as filed with the Commission on September 16, 2022.

(l) Actuarial Opinion- Not Applicable.

(m) Calculation- Not Applicable.

(n) Other Opinions

(n) (1) Consent of Eversheds Sutherland (US) LLP is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-267465), filed with the Commission on April 25, 2023.

(n) (2) Consents of KPMG LLP

- To be filed by amendment.

(n) (3) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on February 22, 2023.

(o) Omitted Financial Statements - Not Applicable.

(p) Initial Capital Agreements - Not Applicable.

(q) Redeemability Exemption

(q) (1) Memorandum Pursuant to Rule 6e-3(T)(b)(12)(iii) Describing Issue, Transfer and Redemption Procedures is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

(r) Form of Initial Summary Prospectus - filed herewith.

Item 31.    Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President, and Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Cox, Kathryn S.	Senior Vice President, and President, Protection Division
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Executive Vice President, and Chief Retail Officer
Herring, Derry W	Senior Vice President, and Chief Auditor
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kurtz, Richard J.	Senior Vice President, and Chief Distribution Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Perry, David A.	Senior Vice President, and Chief Executive Officer, Concourse Financial Group
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Radnoti, Francis L.	Senior Vice President, Chief Product Officer, and Designated Illustration Actuary
Rahman, Pooja T.	Senior Vice President, and Chief Risk Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Walker, Steven G.	Vice Chairman, Finance and Risk, and Director
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Whitcomb, John	Senior Vice President, Retirement Operations and Strategic Planning
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer
Williams, Lucinda S.	Executive Vice President, and Chief Operating Officer

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 32.    Persons Controlled by or Under Common Control With the Depositor or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on August 7, 2023.

Item 33.    Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.    Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Coffman, Benjamin P.	Assistant Financial Officer	Senior Director Financial Reporting
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Gilmer, Joseph F.	Assistant Financial Officer	Senior Analyst Financial Reporting
Guerrera, Darren C.	Chief Financial Officer	Vice President
Hicks, Victoria Ann	Senior Supervisory Principal	Senior Supervisory Principal
Johnson, Julena G.	Assistant Compliance Officer	Director Regulatory
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
Lippeatt, Jason H.	Supervisory Principal	Supervisory Principal
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Assistant Financial Officer	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 35.    Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 36.    Management Services.

 All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 37.    Fee Representation.

Protective Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on September 15, 2023.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President
Richard J. Bielen		Chief Executive Officer, and Director	September 15, 2023
(Principal Executive Officer)

*		Vice Chairman, Finance and Risk, and Director	September 15, 2023
Steven G. Walker

*		Executive Vice President, Chief Financial Officer, and Director	September 15, 2023
Paul R. Wells		(Principal Accounting and Financial Officer)

*BY:	/S/ BRANDON J. CAGE
Brandon J. Cage			September 15, 2023
Attorney-in-Fact

EXHIBIT LIST

(r) Form of Initial Summary Prospectus